Financial Risk Management - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 834,000	€ 900,000
Capital commitments			€ 0
Percentage Of Increase Decrease In Warrant Price	1.00%
Warrants [Member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 20,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 1,977,000		€ 3,119,000